Basis of Preparation	6 Months Ended
Jun. 30, 2025
Disclosure of Basis of Preparation [Abstract]
Basis of Preparation
2.
BASIS OF PREPARATION AND CHANGES TO THE COMPANY’S ACCOUNTING POLICIES
(A)
Going concern

The Company’s accounts are prepared on a going concern basis. The Board of Directors believes that based on the Company’s current cash, cash equivalents and investments the Company has the ability to meet its financial obligations for at least the next 12 months.

The Company is a late clinical stage company and is exposed to all the risks inherent to establishing a business. Inherent to the Company’s business are various risks and uncertainties, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) successfully move its product candidates through preclinical and clinical development, (iv) successfully obtain regulatory approval and commercialize its products, and (v) attract and retain key personnel. The Company’s success is subject to its ability to be able to raise capital to support its operations. To date, the Company has financed its cash requirements primarily through the sale of preferred and ordinary shares. Shareholders should note that the long-term viability of the Company is dependent on its ability to raise additional capital to finance its future operations. The Company will continue to evaluate additional funding through public or private financings, debt financing or collaboration agreements. The Company cannot be certain that additional funding will be available on acceptable terms, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, it may have to (i) significantly delay, scale back or discontinue the development of one or more of its product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to product candidates that the Company would otherwise seek to develop itself, on unfavorable terms.

(B)
Material accounting policies

Due to their short-term nature, the carrying value of cash and cash equivalents, short-term financial assets, other current assets, excluding prepaid expenses, accrued income, lease liabilities, trade payables, accrued expenses and other payables approximates their fair value. There have been no material changes to the accounting policies that were applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2024, included in Form 20-F filed with the U.S. Securities and Exchange Commission (“SEC”) on March 11, 2025 and available at www.sec.gov, except as follows:

Presentation of interest in the statement of cash flows

Effective January 1, 2025, the Company revised its accounting policy regarding the classification of interest paid and interest received in the statement of cash flows. Interest paid was reclassified from “net cash flows used in operating activities” to “net cash flows used in financing activities”, and interest received was reclassified from “net cash flows used in operating activities” to “net cash flows used in investing activities”. The Company assessed the change in accounting policy under IAS 8, in accordance with the guidance regarding a voluntary change in accounting policy.

The reclassification of interest paid was elected to provide a more cohesive presentation of payments related to the Company’s office leases. Prior to the change in accounting policy, interest paid on lease liabilities was classified as operating cash flows, while payments of the principal portion of lease liabilities were classified as financing cash flows. The change aligns the interest paid with the associated financial liability giving rise to the interest.

In addition, the Company reclassified interest received to investing activities, as the majority of interest received relates to interest earned on cash and cash equivalents and short-term investments. The Company believes the updated classification better reflects the nature and source of the cash inflows.

The Company applied the change in accounting policy retrospectively and has recast prior period comparative information within the statement of cash flows to ensure consistency and comparability with the current period presentation. As part of the retrospective application, net cash used in operating activities for the six months ended June 30, 2024 increased by CHF 0.8 million, net cash flow used in investing activities decreased by CHF 0.8 million, and net cash flow inflow from financing activities decreased by CHF 24 thousand.

(C)
Statement of compliance

These unaudited condensed consolidated interim financial statements as of June 30, 2025 and for the three and six months ended June 30, 2025 and 2024, have been prepared in accordance with International Accounting Standard (“IAS”), IAS 34 - Interim Financial Reporting. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). In the opinion of the Company, the accompanying unaudited condensed consolidated interim financial statements present a fair statement of its financial information for the interim periods reported.

(D)
Functional currency

The unaudited condensed consolidated interim financial statements of the Group are expressed in Swiss Francs (“CHF”), which is the Company’s functional and the Group’s presentation currency. The functional currency of the Company’s subsidiaries is the local currency except for Oculis ehf, the Company’s Icelandic subsidiary, whose functional currency is CHF. Included in the Company’s finance result is foreign currency exchange loss of CHF 4.7 million and CHF 6.3 million for the three and six month periods ended June 30, 2025, respectively, arising from unfavorable fluctuations of the U.S. dollar and Euro against the Swiss Franc, impacting the valuation of the Company’s cash and short-term financial assets balances.

Assets and liabilities of foreign operations are translated into CHF at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average monthly exchange rates. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.

(E)
Out of period adjustment

During the three months ended June 30, 2024, the Company recorded a CHF 1.8 million out-of-period adjustment to increase research and development expenses and decrease other current assets to correct for an understatement and overstatement of such balances, respectively, of which CHF 1.3 million related to the three months ended March 31, 2024. The Company evaluated the impact of the uncorrected prior period balances, and concluded that the uncorrected balances were not material to previously reported financial statements.